REVENUE - Provisional Copper and Gold Sales (Details) ozt in Thousands, lb in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($) $ / pound $ / ounce lb ozt	Dec. 31, 2019 USD ($) $ / pound $ / ounce ozt lb
Disclosure of Disaggregation of Revenue [Line Items]
Percent change in commodity prices used for sensitivity analysis	10.00%
Disclosure of major customers [line items]
Minimum percentage of entity revenue for major customers	10.00%
Copper
Disclosure of Disaggregation of Revenue [Line Items]
Volumes subject to final pricing Copper (millions) Gold (000s) | lb	49	39
Impact on net income before taxation of 10% movement in market price	$ 16	$ 11
Average price of sales subject to final settlement (copper in dollars per pound; gold in dollars per oz) | $ / pound	3.17	2.80
Gold[member]
Disclosure of Disaggregation of Revenue [Line Items]
Volumes subject to final pricing Copper (millions) Gold (000s) | ozt	22	15
Impact on net income before taxation of 10% movement in market price	$ 4	$ 2
Average price of sales subject to final settlement (copper in dollars per pound; gold in dollars per oz) | $ / ounce	1,899	1,524
Customer 1 [Member]
Disclosure of major customers [line items]
Percentage of entity's revenue	23.00%
Customer 2 [Member]
Disclosure of major customers [line items]
Percentage of entity's revenue	14.00%